Note 9 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
December 31, 2019	$ 24,239
December 31, 2020	9,650
December 31, 2021	21,015
December 31, 2022	29,077
December 31, 2023	29,611
December 31, 2024 and thereafter	38,756
Total	$ 152,348